Contingencies	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Contingencies	CONTINGENCIESIn the ordinary course of business, PEMEX is named in a number of lawsuits of various types. PEMEX evaluates the merit of each claim and assesses the likely outcome. PEMEX has not recorded provisions related to ongoing legal proceedings since an unfavorable resolution is not expected in such proceedings, with the exception of the proceeding described in further detail in this Note.
PEMEX is involved in various civil, tax, criminal, administrative, labor and commercial lawsuits and arbitration proceedings. The results of these proceedings are uncertain as of the date of these consolidated financial statements. As of December 31, 2022 and 2021, PEMEX had accrued a reserve of Ps. 10,533,137 and Ps. 11,114,006, respectively, for these contingent liabilities.
As of December 31, 2022, the current status of the principal lawsuits in which PEMEX is involved is as follows:

•On April 4, 2011, Pemex Exploration and Production was summoned before the Séptima Sala Regional Metropolitana (“Seventh Regional Metropolitan Court”) of the Tribunal Federal de Justicia Fiscal y Administrativa (“Tax and Administrative Federal Court”) in connection with an administrative claim (No. 4957/11-17-07-1) filed by EMS Energy Services de México, S. de R.L. de C.V. and Energy Maintenance Services Group I. LLC requesting that Pemex Exploration and Production’s termination of the public works contract be declared null and void. In a concurrent proceeding, the plaintiffs also filed an administrative claim (No. 13620/15-17-06) against Pemex Exploration and Production before the Sexta Sala Regional Metropolitana (“Sixth Regional Metropolitan Court”) of the Tax and Administrative Federal Court in Mexico City seeking damages totaling U.S. $193,713 related to the above-mentioned contract. Pemex Exploration and Production filed a response requesting the two administrative claims be joined in a single proceeding, which was granted. On April 30, 2019, a judgment was issued by the Segunda Seccion de la Sala Superior (“Second Section of the Superior Court”) in favor of Pemex Exploration and Production. On June 25, 2019, the plaintiffs filed an amparo (D.A. 397/2019) before the Tercer Tribunal Colegiado en Materia Administrativa del Primer Circuito (“Third Administrative Joint Court of the First Circuit”), which was granted. On March 12, 2020, Pemex Exploration and Production filed a motion to review against the resolution granting this amparo before the Third Administrative Joint Court of the First Circuit. On October 1, 2020, the Third Administrative Joint Court declared the resolution null and void, no amount was granted in favor of the plaintiffs, among others. On February 24, 2022, an amparo (350/2020) was granted in favor of EMS Energy Services de México, S. de R.L. On March 17, 2022, a motion was filed to draw the resolution by the Suprema Corte de Justicia de la Nación (Supreme Court of Justice of the Nation). On June 16, 2022 a resolution was issued in connection with the amparo 350/2020 stating that the plaintiffs partially proved their requests, and the resolution was declared null and void, among others. On August 1, 2022, a motion to review this resolution was filed and admitted (RF 574/2022) by the Third Administrative Joint Court of the First Circuit. On September 13, 2022, representations were made under the amparo (D.A. 539/2022) filed by the plaintiffs before such Court. As of the date of these consolidated financial statements, a final resolution is still pending.

•On October 18, 2019, the Sala Regional Peninsular (“Regional Peninsular Court”) of the Tribunal Federal de Justicia Administrativa (“Federal Justice Administrative Court”) in Mérida, Yucatán summoned Pemex Exploration and Production in connection with a claim (91/19-16-01-9) filed by PICO México Servicios Petroleros, S. de R.L. de C.V. requesting that Pemex Exploration and Production’s termination of the public works contract (no. 428814828) be declared null and void and seeking U.S. $137,300 for expenses and related damages, among other claims. On December 12, 2019, Pemex Exploration and Production filed a response to this claim. On March 28, 2020, a notification dated February 10, 2020, was received in which the extended claim was admitted. On February 10, 2020, the expert appointed by the plaintiff was accepted. On February 18, 2020, an extension requested by the accounting expert appointed by Pemex Exploration and Production was accepted and his opinion was filed and ratified on August 11, 2020. On June 1, 2021, an independent expert was designated. On September 30, 2021, a resolution was issued, which declared that all evidence has been filed. On October 15, 2021, the parties filed their pleadings. On November 9, 2021, this stage closed. On June 8, 2022, the Regional Peninsular Court sent the file to the Superior Court due to the amount involved in this claim.On August 22, 2022, the Regional Peninsular Court was informed that the Superior Court refused to attract this claim and on December 2, 2022 it was notified that the amparo was denied. On December 8, 2022, a complaint was filed against this resolution, which as of this date is still pending to be admitted. As of the date of these consolidated financial statements, a final resolution is still pending.

•Tech Man Group, S.A. de C.V. filed an administrative claim (7804/18-17-09-8) against Pemex Industrial Transformation seeking Ps. 2,009,598 for, among other things, payment of expenses and penalties in connection with a public works contract (CO-OF-019-4008699-11) before the Tribunal Fiscal de Justicia Administrativa (Fiscal Court of Administrative Justice). On June 25, 2019, a response was filed by Pemex Industrial Transformation as well as a motion against the admission of the claim, which was accepted. On October 2, 2019, the opinion of the accounting and construction experts submitted by the defendant was filed. On February 17,
2020, Pemex Industrial Transformation requested the Fiscal Court of Administrative Justice to appoint a new accounting expert since the previous appointed expert rejected his designation. On March 2, 2020, the independent construction expert filed his opinion. On August 7, 2020, the Novena Sala Regional Metropolitana (Ninth Regional Metropolitan Court) of the Federal Justice Court appointed an independent accounting expert, who filed his report on December 7, 2020. The parties also filed their pleadings. On March 30, 2022, the Superior Court of the Fiscal Court of Administrative Justice stated that the claim was filed untimely. On June 1, 2022, the plaintiff filed an amparo against this resolution. On July 8, 022, representations were filed under the amparo 437/2022 before Décimo Quinto Tribunal Colegiado en materia Administrativa del Primer Circuito (Fifteenth Administrative Joint Court of the First Circuit). As of the date of these consolidated financial statements, a final resolution is still pending.

•Constructora Norberto Odebrecht, S.A. filed an administrative claim against Pemex Industrial Transformation (file No. 4742/19-17-01-7) seeking U.S. $113,582 and Ps. 14,607 in connection with a termination resolution (no. 1,757) dated January 14, 2019, and issued by Pemex Industrial Transformation, which awarded U.S. $51,454 in favor of Pemex Industrial Transformation. The claim was admitted. On November 11, 2020, Pemex Industrial Transformation filed a response to this claim. The accounting expert filed his opinion. On June 2, 2022 an opinion by the accounting expert appointed by Pemex Industrial Transformation was filed. As of the date of these consolidated financial statements, a final resolution is still pending.

•On November 24, 2021, Pemex Industrial Transformation filed a repeal request (no. RRL2021014568) seeking that the resolutions dated October 7, 2021, issued by the Hydrocarbons Verification Manager of the Tax Administration Service are declared null and void. These resolutions established charges for Special Taxes on Production and Services, Value Added Taxes, fines among other for an amount of Ps. 3,084,975. As of the date of these consolidated financial statements, a final resolution is still pending.

•Micro Smart Systems de México, S. de R.L. de C.V. (MSSM) filed before the Sala Regional del Golfo Norte (Regional Court of the North Gulf) of the Tax and Administrative Federal Court (574/22-18-01-8) challenging a settlement statement dated February 17, 2022 related to a works contract number No. 424049831 issued by Pemex Exploration and Production and seeking U.S. $240,488. On April 5, 2022, the claim was admitted which was notified on May 17, 2022. On July 1, 2022, Pemex Exploration and Production filed a response to this claim, requesting Pemex Exploration and Production evidence, which was filed on August 8, 2022, and admitted by the Regional Court of the North Gulf on August 17, 2022. On September 2, 2022, this Regional Court confirmed the rejection of the evidence filed by the plaintiffs. On September 29, 2022, the First Section of the Superior Court denied a compliant motion filed by MSSM against the settlement statement dated February 17, 2022. As of the date of these financial statements, a final resolution is still pending.

•On September 9, 2022, Pemex Industrial Transformation filed a repeal request against a tax credit for the 2016 fiscal year related to the Special Tax on Production and Services and Value Added Tax for an amount of Ps. 5,852,222, seeking that this resolution is declared null and void. As of the date of these financial statements, a final resolution is still pending.

The results of these proceedings are uncertain until their final resolutions are issued by the appropriate authorities. PEMEX has recorded liabilities for loss contingencies when it is probable that a liability has been incurred and the amount thereof can be reasonably estimated. When a reasonable estimation could not be made, qualitative disclosure was provided in the notes to these consolidated financial statements. PEMEX does not disclose amounts accrued for each individual claim because such disclosure could adversely affect PEMEX’s legal strategy, as well as the outcome of the related litigation.
Pursuant to an ordinary session held by the Board of Directors on August 23, 2013, Petróleos Mexicanos established policies for the granting of mutual guarantees, loans or any type of credit in favor of the Subsidiary Entities and Subsidiary Companies; in accordance with these policies, the Corporate Finance Department issues an opinion with its risk analysis, financial valuation, budget sufficiency, accounting treatment and conclusions.
Additionally, Pemex Logistics has granted the following corporate guarantees in connection with the exploration and extraction contracts entered into by Pemex Exploration and Production, as required by the CNH:
•Exploration and extraction of hydrocarbons under the deep-water license modality, Trión field (Tender CNH-A1-TRION / 2016), of U.S.$4,000,000.
•Exploration and extraction of the contract area 3 Cinturón plegado perdido (Tender CNHR01- L04 / 2015), of U.S. $3,333,000.
•Extraction of hydrocarbons under shared production contract of the Ek-Balam fields, of U.S.$5,000,000.
•Extraction of hydrocarbons in contractual area Santuario and El Golpe 3 field, of U.S.$320,000.
•Exploration and extraction of hydrocarbons under shared production contract, contractual area 2 Tampico-Misantla, of U.S.$1,250,000.
•Exploration and extraction of hydrocarbons under shared production contract, contractual area 8 Cuencas del Sureste, of U.S.$1,250,000.
•Exploration and extraction of hydrocarbons shared production contract, assignment AE-0398-Mission of U.S.$255,000.
•Extraction of hydrocarbons under license agreement, Ogarrio field of U.S.$250,000.
•Extraction of hydrocarbons under license agreement, Cárdenas and Mora fields, of U.S.$250,000.
•Exploration and extraction of hydrocarbons under the deep-water license modality, contractual area 2 Perdido, of U.S.$2,500,000.
•Exploration and extraction of hydrocarbons under the deep-water license modality, contractual area 5 Perdido, of U.S.$5,000,000.
•Exploration and extraction of hydrocarbons under the deep-water license modality, contractual area 18 Cordilleras Mexicanas, of U.S.$5,000,000.
•Exploration and extraction of hydrocarbons under shared production contract contractual area 22 Cuenca Salina, of U.S.$1,375,000.
•Contractual area 16 Tampico-Misantla, Veracruz, of U.S.$1,000,000.
•Contractual area 17 Tampico-Misantla, Veracruz, of U.S.$1,000,000.
•Contractual area 18 Tampico-Misantla, Veracruz, of U.S.$2,000,000.
•Contractual area 29 Cuencas del Sureste, of U.S.$2,500,000.
•Contractual area 32 Cuencas del Sureste, of U.S.$1,250,000.
•Contractual area 33 Cuencas del Sureste, of U.S.$1,250,000.
•Contractual area 35 Cuencas del Sureste, of U.S.$1,250,000.
•Contractual area Ébano, of U.S.$225,000.
•Contractual area AE-0388-M-Miquetla (for conventional and non-conventional on-shore licenses) of U.S.$245,000.
Certain other Subsidiary Entities have also granted guarantees and other contingencies.
Total guarantees granted to Pemex Exploration and Production amounted to U.S.$40,503,000, equivalent to Ps. 786,337,393, as of December 31, 2022 at the closing exchange rate on December 31, 2022, of Ps. 19.4143 = U.S.$1.00.
As of December 31, 2020, Pemex Logistics granted to Pemex Industrial Transformation the obligations from a lease contract for U.S.$150,000, equivalent to Ps. 2,912,145 at the closing exchange rate on December 31, 2022, of Ps. 19.4143 =U.S.$1.00, to J. Aron & Company LLC, a subsidiary of Goldman Sachs Group Inc.
PEMEX considers the probability it needs to make a disbursement of cash, for the guarantees granted and in effect as of December 31, 2022 remote.